Events After the Reporting Period - Additional Information (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024 shares $ / shares	Jul. 31, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Granted (in shares) | shares	5,933,890
Weighted average exercise price per share option, granted (in dollars per share) | $ / shares	$ 1.63
Employment Transition Agreement | Key management personnel of entity or parent | Wubin Pan, Ph.D
Disclosure of non-adjusting events after reporting period [line items]
Initial base salary | $		$ 512